PROPERTY, PLANT AND EQUIPMENT - Summary of Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	May 26, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 767	$ 874
Depreciation/impairment expense	(233)	(259)
Assets subject to operating leases	11,013	13,232	$ 2,361
Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	3,666	4,976
Land
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	47	51
Depreciation/impairment expense	(7)	(6)
Land | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	528	623
Depreciation/impairment expense	(124)	(137)
Buildings | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	16	15
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	167	174
Depreciation/impairment expense	(93)	(107)
Machinery and equipment | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	1,764	2,587
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	0
Depreciation/impairment expense	0	0
Vessels | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	1,886	2,374
Other
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	25	26
Depreciation/impairment expense	(9)	(9)
Other | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	$ 0	$ 0